Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 769
2015	555
2016	522
2017	447
Thereafter
Estimated amortization expense	$ 2,293